SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION

OF

Wells Fargo tradtional small cap growth Fund

Effective immediately all references to Alexi Makkas are hereby removed.

Effective immediately, in the section entitled "Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Michael T. Smith, CFA [1]	Registered Investment Companies
	Number of Accounts	10
	Total Assets Managed	$5.44B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$107.55M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	43
	Total Assets Managed	$2.28B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Christopher J. Warner, CFA [1]	Registered Investment Companies
	Number of Accounts	10
	Total Assets Managed	$5.44B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$107.55M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	43
	Total Assets Managed	$2.28B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Michael T. Smith, CFA [1] Christopher J. Warner, CFA [1]	Traditional Small Cap Growth Fund Traditional Small Cap Growth Fund	$0 $0

1 Messrs. Smith and Warner became portfolio managers of the Fund on March 1, 2018. The information presented in this table is as of December31, 2017, at which time Messrs. Smith and Warner were not   portfolio managers of the Fund.

March 1, 2018